Asset Retirement Obligations and Accrued Environmental Costs (Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,736
Settled during the year	(122)
Foreign currency translation and other	(37)
Other provisions ending balance	1,637
Current liabilities
Payables and accrued charges (Note 20)	234
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,403
Disposals	7
Change in estimates	38
Accretion	29
Surety Bonds	391
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,231
Settled during the year	(81)
Foreign currency translation and other	(26)
Other provisions ending balance	1,187
Current liabilities
Payables and accrued charges (Note 20)	165
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,022
Disposals	0
Change in estimates	36
Accretion	27
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	505
Settled during the year	(41)
Foreign currency translation and other	(11)
Other provisions ending balance	450
Current liabilities
Payables and accrued charges (Note 20)	69
Non-current liabilities
Asset retirement obligations and accrued environmental costs	381
Disposals	7
Change in estimates	2
Accretion	$ 2